Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Accounts receivable due from a related party	$ 71,618,000	$ 67,541,000
Prepaid and other current assets due from a related party	33,665,000	34,123,000
Accounts payable	44,609,000	56,449,000
Accrued liabilities	103,779,000	126,461,000
Receipts in advance and deferred revenue	50,829,000	48,080,000
Accrued salary and benefits	50,330,000	60,754,000
Tax payables	11,363,000	10,612,000
Other short-term liabilities	81,482,000	114,532,000
Other short-term liabilities	34,123,000	34,123,000
Long-term tax liabilities	212,859,000	200,229,000
Deferred tax liabilities	261,515,000	247,814,000
Other long-term liabilities	$ 2,130,000	$ 340,000
Ordinary Share, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary Share, shares authorized (in shares)	75,400,000	75,400,000
Ordinary Share, shares issued (in shares)	33,049,000	33,737,000
Ordinary Share, shares outstanding (in shares)	33,049,000	33,737,000
Treasury Stock, par value (in dollars per share)	$ 0.001	$ 0.001
Treasury stock, shares (in shares)	696,000	0
Related Party [Member]
Accounts receivable due from a related party	$ 1,506,000	$ 1,655,000
Other short-term liabilities	34,123,000	34,123,000
Variable Interest Entity Primary Beneficiary [Member]
Accounts receivable due from a related party	32,953,000	38,622,000
Accounts payable	7,916,000	10,909,000
Accrued liabilities	28,525,000	37,946,000
Receipts in advance and deferred revenue	43,958,000	40,948,000
Accrued salary and benefits	4,534,000	6,229,000
Tax payables	1,067,000	1,183,000
Other short-term liabilities	13,883,000	15,102,000
Long-term tax liabilities	13,021,000	13,242,000
Deferred tax liabilities	0	549,000
Other long-term liabilities	$ 33,000	$ 0